Mexican Government Long-Term Notes Receivable and Other Assets - Summary of Promissory Notes Issued (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure Of Notes Receivable And Other Long Term Assets [abstract]
Long-term promissory notes issued by the Mexican Government	$ 156,981,745		$ 149,796,282
Less: current portion of notes receivable issued by the Mexican Government	38,153,851	$ 1,938,426	2,522,206
Long-term promissory notes	$ 118,827,894		$ 147,274,076